Income taxes (Income Tax Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
CIT tax expense	$ 20,791,855	$ 68,625,597	$ 51,183,346
Land Appreciation Tax ("LAT") expense	(3,771,248)	36,727,785	25,390,667
Deferred tax (benefit)/expense	13,537,011	(21,693,532)	(2,399,386)
Actual income tax expense	$ 30,557,618	$ 83,659,850	$ 74,174,627